Leases - Operating Lease Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases [Abstract]
2019 (excluding the nine months ended September 30, 2019)	$ 4,541
2020	21,113
2021	24,996
2022	25,015
2023	24,875
Thereafter	1,357,650
Total future minimum lease payments	1,458,190
Less: Amount of lease payments representing interest	(1,121,738)
Operating lease liabilities	$ 336,452	$ 333,500	$ 0